Offsets	Sep. 23, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	F-1
File Number	333-297458
Initial Filing Date	Jul. 15, 2026
Fee Offset Claimed	$ 4,225.86
Explanation for Claimed Amount	On July 15, 2026, the registrant filed a registration statement on Form F-1 (File No. 333-297458)(the "Registration Statement"), which registered 5,000,000 Class A ordinary shares based on an offering price of $6.12 per share to register an aggregate of $30,600,000 Class A ordinary shares issuable under the Registration Statement, and paid a registration fee of $4,225.86. The registrant is now amending that Registration Statement to increase the offering to 10,000,000 Class A ordinary shares at a lower offering price of $3.60 pers share. Under the Registration Statement as amended hereunder, the registrant is issuing an aggregate of $36,000,000 Class A ordinary shares for a total registration fee of $4,971.60. As the registrant has already paid $4,225.86, this amount has been offset against the total fee and the registrant is paying the balance of $745.74.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	707 Cayman Holdings Ltd
Form or Filing Type	F-1
File Number	333-297458
Filing Date	Jul. 15, 2026
Fee Paid with Fee Offset Source	$ 4,225.86